united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane Ultimus Fund Solutions.

4221 North 203rd St. Suite 100 Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 4/30

Date of reporting period: 10/31/22

ITEM 1. REPORTS TO SHAREHOLDERS.

Holbrook Income Fund

Holbrook Structured Income Fund

Class I Shares

Investor Class Shares

Class A Shares

Semi-Annual Report

October 31, 2022

Advised by:

Holbrook Holdings, Inc.

1032 Windy Elm Drive

Smyrna, GA 30082

www.holbrookholdings.com

1-877-345-8646

Distributed by Northern Lights Distributors, LLC

Member FINRA

Holbrook Income Fund
Portfolio Review (Unaudited)
October 31, 2022

The Fund’s performance figures* for each period ended October 31, 2022, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month	1 Year	5 Year Return	Since Inception (a)	Since Inception (b)
Class I	-2.24%	-3.49%	3.99%	4.07%	N/A
Investor Class	-2.52%	-3.92%	3.50%	3.57%	N/A
Class A	-2.35%	-3.74%	N/A	N/A	-2.49%
Class A with load	-3.57%	-4.98%	N/A	N/A	-3.49%
Bank of America/Merrill Lynch 1-3 Year U.S.
Corporate/Government Bond Index (c)	-1.70%	-4.97%	0.69%	0.64%	-4.17%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Per the fee table in the prospectus dated August 31, 2022 the Fund’s total annual operating expenses are 1.10% for Class I, 1.60% for Investor Class and 1.37% for Class A shares. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses (such as litigation) will not exceed 1.30%, 1.80% and 1.55% of average daily net assets attributable to Class I shares, Investor Class shares and Class A shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-877-345-8646 or visit www.holbrookholdings.com.

(a)	Inception date is July 6, 2016 for Class I and Investor Class.

(b)	Inception date is July 23, 2021 for Class A.

(c)	Bank of America/Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index : The index is a subset of the Bank of America Merrill Lynch U.S. Government/Corporate Index and tracks the performance of investment-grade debt securities with a remaining term to final maturity of less than 3 years. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Top 10 Holdings by Industry	% of Net Assets
Asset Management	26.0%
CLO	20.0%
Non Agency CMBS	12.2%
Specialty Finance	10.5%
Oil & Gas Producers	4.2%
Commercial Support Services	3.0%
Fixed Income	2.7%
Metals & Mining	2.5%
Institutional Financial Services	2.5%
Collateralized Mortgage Obligations	2.4%
Other Assets Less Liabilities	14.0%
100.0%

Please refer to the Schedule of Investments in this report for a detailed analysis of the Fund’s holdings.

Holbrook Structured Income Fund
Portfolio Review (Unaudited)
October 31, 2022

The Fund’s performance figures* for each period ended October 31, 2022, compared to its benchmark:

Since Inception (a)
Class I	2.72%
Investor Class	2.56%
Class A	2.62%
Class A with load	0.31%
Bloomberg U.S. Aggregate Bond Index (b)	-6.31%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Per the fee table in the prospectus dated August 31, 2022 the Fund’s total annual operating expenses are 1.60% for Class I, 2.10% for Investor Class and 1.85% for Class A shares. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses (such as litigation) will not exceed 1.50%, 2.00% and 1.75% of average daily net assets attributable to Class I shares, Investor Class shares and Class A shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-877-345-8646 or visit www.holbrookholdings.com.

(a)	Inception date is May 2, 2022 for Class A, Class I and Investor Class.

(b)	The Bloomberg US Aggregate Bond Index : The index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and assetbacked securities). Investors cannot invest directly in an index or benchmark.

Top Holdings by Industry	% of Net Assets
Non Agency CMBS	60.2%
CLO	26.0%
Specialty Finance	5.8%
Residential Mortgage	3.7%
Collateralized Mortgage Obligations	2.9%
Other Assets Less Liabilities	1.4%
100.0%

Please refer to the Schedule of Investments in this report for a detailed analysis of the Fund’s holdings.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares				Fair Value
	OPEN END FUNDS — 2.7%
	FIXED INCOME - 2.7%
2,470,014	Holbrook Structured Income Fund, Class I (Cost $24,686,447) (i)			$24,379,037

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 3.4%
	ASSET MANAGEMENT — 0.2%
65,017	Gladstone Investment Corporation	5.0000	05/01/26	1,482,388
14,191	RiverNorth Specialty Finance Corporation - Series A	5.8750	10/31/24	353,356
				1,835,744
	INDUSTRIAL INTERMEDIATE PROD — 0.9%
370,265	Steel Partners Holdings, L.P.	6.0000	02/27/26	8,534,608

	REAL ESTATE INVESTMENT TRUSTS — 0.3%
124,000	Vinebrook Homes Trust, Inc. 144A(b)	6.5000	10/07/27	3,143,400

	REAL ESTATE SERVICES — 1.9%
200,000	Greystone SDOF Preferred Equity, LLC 144A(b)	6.7500	12/23/25	5,000,000
3,000	UIRC-GSA International, LLC 144A(b)	6.5000	Perpetual	3,120,000
7,680	UIRC-GSA International, LLC 144A(b)	6.0000	Perpetual	7,987,200
				16,107,200
	SPECIALTY FINANCE — 0.1%
12,000	Priority Income Fund, Inc.	6.2500	06/30/26	272,760
35,000	Priority Income Fund, Inc.	6.0000	12/31/26	807,275
				1,080,035
	TOTAL PREFERRED STOCKS (Cost $30,740,045)			30,700,987

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 37.0%
	AUTO LOAN — 0.2%
982,445	Luxury Lease Partners Auto Lease Trust Series 2019-ARC1 B (b)		8.0000	12/15/26	$973,859
1,250,000	Luxury Lease Partners Auto Lease Trust Series 2021-ARC2 B (b)		7.0000	07/15/27	1,173,991
					2,147,850
	CLO — 20.0%
750,000	Ammc Clo Ltd. Series 2016-19A BR(b),(c)	US0003M + 1.800%	5.8790	10/16/28	742,455
5,000,000	Apres Static CLO Ltd.(b),(c)	US0003M + 2.400%	6.4790	10/15/28	4,948,735
4,175,000	Apres Static CLO Ltd. Series 2019-1A DR(b),(c)	US0003M + 7.760%	11.8390	10/15/28	4,164,563
6,500,000	Avery Point IV CLO Ltd. Series 2014-1A D(b),(c)	US0003M + 3.500%	7.8580	04/25/26	6,502,282
6,500,000	Brightwood Capital MM CLO Ltd. Series 2020-1A D(b),(c)	US0003M + 5.400%	8.6930	12/15/28	6,138,100
3,000,000	Brightwood Capital MM CLO Ltd. Series 2021-2A C1(b),(c)	US0003M + 2.900%	6.9790	11/15/30	2,815,092
1,000,000	Brightwood Capital MM CLO Ltd. Series 2021-2A D(b),(c)	US0003M + 4.000%	8.0790	11/15/30	907,583
3,827,479	Catamaran CLO Ltd. Series 2014-2A C(b),(c)	US0003M + 3.500%	7.6940	10/18/26	3,811,603
5,000,000	Catamaran CLO Ltd. Series 2014-1A BR(b),(c)	US0003M + 2.160%	6.4850	04/22/30	4,660,765
12,400,000	Cutwater Ltd. Series 2014-1A CR(b),(c)	US0003M + 3.600%	7.6790	07/15/26	12,399,999
6,000,000	Greywolf CLO II Ltd. Series 2013-1A DRR(b),(c)	US0003M + 7.050%	11.1290	04/15/34	5,030,052
175,447	Halcyon Loan Advisors Funding Ltd. Series 2014-1A D(b),(c)	US0003M + 3.500%	7.6940	04/18/26	175,264
4,000,000	JFIN CLO Ltd. Series 2012-1A BR(b),(c)	US0003M + 2.350%	6.5930	07/20/28	3,950,304
1,000,000	LCM XX, L.P. Series 20A CR(b),(c)	US0003M + 1.950%	6.1930	10/20/27	989,069
6,786,217	Marathon CLO VII Ltd. Series 2014-7A C(b),(c)	US0003M + 3.800%	8.1740	10/28/25	6,721,035
7,100,000	Mount Logan Funding LP Series 2018-1A DR(b),(c)	US0003M + 4.500%	8.8250	01/22/33	5,996,106
2,000,000	Mountain View CLO Ltd. Series 2014-1A DRR(b),(c)	US0003M + 3.650%	7.7290	10/15/26	1,992,086
1,500,000	Mountain View CLO X Ltd. Series 2015-10A DR(b),(c)	US0003M + 2.600%	6.5410	10/13/27	1,477,301
5,000,000	OZLM XII Ltd. Series 2015-12A BR(b),(c)	US0003M + 2.050%	6.4650	04/30/27	4,944,215
4,564,320	OZLM XII Ltd. Series 2015-12A CR(b),(c)	US0003M + 3.000%	7.4150	04/30/27	4,545,871
1,800,000	OZLM XII Ltd. Series 2015-12A D(b),(c)	US0003M + 5.400%	9.8150	04/30/27	1,752,012
2,630,000	Parallel Ltd.(b),(c)	US0003M + 2.550%	6.7930	07/20/27	2,595,828
1,825,000	PennantPark CLO II Ltd. Series 2020-2A D(b),(c)	US0003M + 6.500%	10.5790	01/15/32	1,603,188
2,250,000	PennantPark CLO Ltd. Series 2021-3A D(b),(c)	US0003M + 4.100%	8.4250	10/22/32	1,924,965
5,000,000	Saranac CLO III Ltd. Series 2014-3A CR(b),(c)	US0003M + 2.350%	5.9520	06/22/30	4,762,565
5,000,000	Saranac Clo VII Ltd. Series 2014-2A CR(b),(c)	US0003M + 2.250%	5.2340	11/20/29	4,758,315
3,000,000	Saratoga Investment Corp CLO Ltd. Series 2013-1A DR3(b),(c)	US0003M + 4.000%	8.2430	04/20/33	2,730,723
4,000,000	Saratoga Investment Corporation CLO Ltd. Series 2013-1A ER3(b),(c)	US0003M + 7.500%	11.7430	04/20/33	3,258,960
2,050,000	Silvermore CLO Ltd. Series 2014-1A C(b),(c)	US0003M + 3.450%	6.3550	05/15/26	2,007,993
8,400,000	Symphony CLO XIV Ltd. Series 2014-14A CR(b),(c)	US0003M + 2.100%	6.1110	07/14/26	8,321,561

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 37.0% (Continued)
	CLO — 20.0% (Continued)
9,140,000	Telos Clo Ltd. Series 2013-3A CR(b),(c)	US0003M + 2.600%	6.6790	07/17/26	$9,152,804
10,185,000	Telos Clo Ltd. Series 2013-3A DR(b),(c)	US0003M + 3.750%	7.8290	07/17/26	10,159,537
7,110,000	Telos CLO Ltd. Series 2014-6A DR(b),(c)	US0003M + 3.700%	6.4400	01/17/27	7,110,000
1,250,000	Telos CLO Ltd. Series 2014-5A CR(b),(c)	US0003M + 2.150%	6.2290	04/17/28	1,225,258
2,000,000	Tiaa Clo III Ltd. Series 2017-2A B(b),(c)	US0003M + 1.500%	5.5790	01/16/31	1,925,370
5,800,000	Venture XXIII CLO Ltd. Series 2016-23A ER2(b),(c)	US0003M + 7.550%	11.7770	07/19/34	4,806,953
11,204,452	WhiteHorse IX Ltd. Series 2014-9A D(b),(c)	US0003M + 3.600%	7.6790	07/17/26	11,204,451
5,650,000	WhiteHorse X Ltd. Series 2015-10A DR(b),(c)	US0003M + 3.000%	7.0790	04/17/27	5,588,127
1,500,000	Zais CLO 3 Ltd. Series 2015-3A BR(b),(c)	US0003M + 2.650%	6.7290	07/15/31	1,399,352
6,500,000	Zais CLO 5 Ltd. Series 2016-2A B(b),(c)	US0003M + 3.300%	7.3790	10/15/28	6,471,407
7,500,000	Zais Clo 9 Ltd. Series 2018-2A C(b),(c)	US0003M + 2.350%	6.5930	07/20/31	6,934,890
					182,606,739
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
4,009,636	Cascade Funding Mortgage Trust Series 2022-AB2 M3(b),(d)		2.0000	02/25/52	2,846,827
1,675,000	CFMT, LLC Series 2022-EBO2 M3(b),(d)		5.3280	07/25/54	1,589,456
1,000,000	CHNGE Mortgage Trust Series 2022-1 B2(b),(d)		4.5380	01/25/67	756,716
3,371,549	Farmer Mac Agricultural Real Estate Trust Series 2021-1 B(b),(d)		3.2380	01/25/51	2,282,677
2,000,000	Lakeview Trust Series 2022-3 M3(b)		5.4370	05/29/52	1,991,078
1,000,000	PRPM, LLC Series 2020-6 A2(b),(e)		4.7030	11/25/25	905,238
5,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(b),(d)		3.7500	06/25/62	3,119,029
12,500,000	RMF Proprietary Issuance Trust Series 2022-3 M3(b),(d)		4.0000	08/25/62	8,671,924
					22,162,945
	NON AGENCY CMBS — 12.2%
2,200,000	BB-UBS Trust Series 2012-TFT B(b),(d)		3.4190	06/05/30	1,962,206
4,000,000	Capital Funding Mortgage Trust Series 2021-19 B(b),(c)	US0001M + 15.210%	18.3400	11/06/23	3,947,807
253,500	Capital Funding Mortgage Trust Series 2022-P01 B(b),(c)	TSFR1M + 13.700%	16.7420	06/20/24	246,686
800,000	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(b),(c)	TSFR1M + 9.500%	12.5200	03/01/25	782,499
800,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF03 B(b),(c)	TSFR1M + 9.380%	12.4000	04/01/25	782,514
800,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF05 B(b),(c)	TSFR1M + 10.420%	13.4620	05/15/25	790,614
3,965,000	COMM Series 2013-GAM B(b),(d)		3.4170	02/10/28	3,879,749
3,000,000	COMM Series 2013-GAM D(b),(d)		3.4170	02/10/28	2,883,624
800,000	COMM Mortgage Trust(b),(d)		4.2900	07/10/45	770,241
3,695,000	COMM Mortgage Trust Series 2012-CR5 F(b),(d)		4.3580	12/10/45	2,961,204

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 37.0% (Continued)
	NON AGENCY CMBS — 12.2% (Continued)
74,982,241	COMM Mortgage Trust(d),(f)		0.8490	09/10/47	$918,547
60,462,918	COMM Mortgage Trust(d),(f)		0.8010	08/10/48	1,100,897
2,415,000	CSMC OA, LLC Series 2014-USA B(b)		4.1850	09/15/37	2,068,425
7,000,000	GS Mortgage Securities Corp Trust Series 2018-3PCK B(b),(c)	US0001M + 2.750%	6.1620	09/15/31	6,608,217
4,000,000	GS Mortgage Securities Corp Trust Series 2018-3PCK C(b),(c)	US0001M + 3.500%	6.9120	09/15/31	3,726,684
2,448,638	GS Mortgage Securities Corporation II Series 2018-SRP5 A(b),(c)	US0001M + 1.800%	5.2120	09/15/31	2,075,817
926,264	GS Mortgage Securities Corporation II Series 2018-SRP5 B(b),(c)	US0001M + 3.000%	6.4120	09/15/31	721,403
9,463,000	GS Mortgage Securities Trust Series 2010-C1 C(b),(d)		5.6350	08/10/43	9,228,555
1,227,764	GS Mortgage Securities Trust Series 2011-GC5 AS(b),(d)		5.1540	08/10/44	1,208,019
602,876	GS Mortgage Securities Trust Series 2012-GCJ7 D(b),(d)		5.1720	05/10/45	545,596
6,385,000	Hudsons Bay Simon JV Trust Series 2015-HB10 A10(b)		4.1540	08/05/34	5,546,665
3,072,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12 D(d)		4.0870	07/15/45	2,921,057
4,503,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C18 C(d)		4.7880	02/15/47	4,112,503
53,709,672	JPMBB Commercial Mortgage Securities Trust Series 2014-C19 X-A(d),(f)		0.6230	04/15/47	327,715
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 B(d)		4.3470	11/15/47	928,368
72,461,913	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 XA(d),(f)		0.4350	07/15/48	706,801
83,361	JPMBB Commercial Mortgage Securities Trust(d),(f)		0.9830	10/15/48	1,308
3,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 D(b),(d)		4.1040	05/15/46	3,188,027
71,403,124	Morgan Stanley Bank of America Merrill Lynch Trust(d),(f)		0.6980	05/15/48	1,120,943
3,300,000	Morgan Stanley Capital I Trust Series 2013-ALTM D(b),(d)		3.7050	02/05/35	2,460,247
10,681,000	Morgan Stanley Capital I Trust Series 2019-BPR B(b),(c)	US0001M + 2.350%	5.7620	05/15/36	10,189,476
7,576,000	Morgan Stanley Capital I Trust Series 2019-BPR C(b),(c)	US0001M + 3.300%	6.7120	05/15/36	7,195,468
2,300,000	Morgan Stanley Capital I Trust Series 2016-PSQ D(b),(d)		3.8260	01/10/38	1,830,356
593,050	Morgan Stanley Capital I Trust Series 2012-C4 D(b),(d)		5.1640	03/15/45	551,166
4,405,000	MSCG Trust Series 2015-ALDR B(b),(d)		3.4620	06/07/35	3,852,619
3,927,100	WFRBS Commercial Mortgage Trust Series 2012-C9 D(b),(d)		4.7700	11/15/45	3,860,339
6,231,000	WFRBS Commercial Mortgage Trust Series 2012-C9 E(b),(d)		4.7700	11/15/45	6,014,222
2,280,000	WFRBS Commercial Mortgage Trust Series 2013-C14 C(d)		3.9570	06/15/46	2,101,610
2,000,000	WFRBS Commercial Mortgage Trust Series 2013-C16 D(b),(d)		4.9810	09/15/46	1,790,808
2,167,000	WFRBS Commercial Mortgage Trust Series 2014-C21 C(d)		4.2340	08/15/47	1,953,635
3,000,000	XCALI Mortgage Trust Series 2020-5 A(b),(c)	US0001M + 3.250%	6.3780	10/15/23	2,976,985
500,000	X-Caliber Funding, LLC Series 2021-7 B1(b),(c)	US0001M + 6.000%	9.1280	01/06/26	472,752
					111,312,374

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 37.0% (Continued)
	OTHER ABS — 1.3%
4,071,220	Coinstar Funding, LLC Series Series 2017-1A A2(b)		5.2160	04/25/47	$3,778,292
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(b)		6.1900	04/25/27	1,739,502
2,293,780	HRR Funding, LLC(b)		9.0000	12/20/36	2,135,545
2,668,358	New Residential Mortgage, LLC Series 2020-FNT1 A(b)		5.4370	06/25/25	2,516,070
1,359,070	New Residential Mortgage, LLC Series 2020-FNT2 A(b)		5.4370	07/25/25	1,281,476
					11,450,885
	RESIDENTIAL MORTGAGE — 0.9%
3,000,000	VCAT, LLC Series 2021-NPL5 A2(b),(e)		3.8440	09/25/51	2,679,220
4,014,049	VOLT C, LLC Series 2021-NPL9 A1(b),(e)		1.9920	05/25/51	3,622,085
2,500,000	VOLT XCIV, LLC Series 2021-NPL3 A2(b),(e)		4.9490	02/27/51	2,002,858
					8,304,163
	TOTAL ASSET BACKED SECURITIES (Cost $351,589,326)				337,984,956

	CORPORATE BONDS — 55.5%
	ASSET MANAGEMENT — 25.8%
10,540,000	Apollo Investment Corporation		5.2500	03/03/25	9,849,298
24,550	B Riley Financial, Inc.		6.7500	05/31/24	589,200
656,144	B Riley Financial, Inc.		5.5000	03/31/26	13,962,744
20,600	B Riley Financial, Inc.		6.5000	09/30/26	422,712
11,385,000	Capital Southwest Corporation		4.5000	01/31/26	10,445,851
6,760,000	Capital Southwest Corporation		3.3750	10/01/26	5,721,427
17,000,000	Fidus Investment Corporation		4.7500	01/31/26	16,065,000
31,581	First Eagle Alternative Capital BDC, Inc.		5.0000	05/25/26	743,417
18,380,000	Gladstone Capital Corporation		5.1250	01/31/26	17,001,500
545,731	Great Elm Capital Corporation		5.9400	06/30/26	13,272,178
236,290	Great Elm Capital Corporation		6.8250	06/30/26	5,756,024
80,505	Hennessy Advisors, Inc.		4.8750	12/31/26	1,900,321
4,500,000	Hercules Capital, Inc.		2.6250	09/16/26	3,668,687
302,573	Horizon Technology Finance Corporation		4.8750	03/30/26	7,080,208
7,073,000	Investcorp Credit Management BDC, Inc.		4.8750	04/01/26	6,425,219
12,042,000	Main Street Capital Corporation		3.0000	07/14/26	10,225,531
2,000,000	Medallion Financial Corporation(b)		7.5000	12/30/27	1,890,000

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.5% (Continued)
	ASSET MANAGEMENT — 25.8% (Continued)
15,705,000	Monroe Capital Corporation		4.7500	02/15/26	$14,291,550
134,420	Newtek Business Services Corporation		5.5000	08/01/24	3,274,471
446,791	Newtek Business Services Corporation		5.7500	02/01/26	10,959,783
8,695	OFS Credit Company, Inc.		6.1250	04/30/26	195,638
27,594	Oxford Square Capital Corporation		6.2500	04/30/26	644,596
18,005,000	PennantPark Floating Rate Capital Ltd.		4.2500	04/01/26	16,069,463
10,027,000	PennantPark Investment Corporation		4.5000	05/01/26	9,001,388
10,500,000	PennantPark Investment Corporation		4.0000	11/01/26	8,868,939
10,000	Runway Growth Finance Corporation		2.7500	07/28/27	247,500
237,431	Saratoga Investment Corporation		6.0000	04/30/27	5,560,634
10,000	Saratoga Investment Corporation		8.0000	10/31/27	247,350
18,694,000	Saratoga Investment Corporation		4.3750	02/28/26	16,824,600
8,500,000	Saratoga Investment Corporation		4.3500	02/28/27	7,300,395
723,958	Trinity Capital, Inc.		7.0000	01/16/25	17,845,564
					236,351,189
	BANKING — 0.3%
1,785,000	Citigroup, Inc.(d)	20*((USISDA30- USISDA02) -17.5%))	4.7490	04/30/35	1,249,500
1,485,000	Credit Suisse A.G.(d)	7*(USISDA30- USISDA02)	10.0000	08/28/30	1,113,750
					2,363,250
	COMMERCIAL SUPPORT SERVICES — 3.0%
1,433,220	Charah Solutions, Inc.		8.5000	08/31/26	27,804,468

	ELECTRICAL EQUIPMENT — 0.5%
206,763	Babcock & Wilcox Enterprises, Inc.		8.1250	02/28/26	4,726,602

	ENTERTAINMENT CONTENT — 1.8%
648,324	Chicken Soup For The Soul Entertainment, Inc.		9.5000	07/31/25	16,337,765

	INSTITUTIONAL FINANCIAL SERVICES — 2.5%
92,876	Arlington Asset Investment Corporation		6.0000	08/01/26	2,177,013
446,582	B Riley Financial, Inc.		5.0000	12/31/26	8,936,105

4,334,000	Jefferies Group, LLC / Jefferies Group Capital(c)	10*(USISDA10- USISDA02)	0.0000	06/30/37	3,250,500

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.5% (Continued)
1,713,000	Jefferies Group, LLC / Jefferies Group Capital(c)	8*(USISDA10- USISDA02)	0.0000	09/30/37	$1,216,230
3,312,000	Jefferies Group, LLC / Jefferies Group Capital(c)	10*(USISDA10- USISDA02)	0.0000	10/31/37	2,484,000
1,938,000	Morgan Stanley(c)	5*(USISDA30- USISDA02)	0.3800	07/20/25	1,782,960
2,269,000	Morgan Stanley Series MTn VARIABLE(c)	5*(USISDA30- USISDA02)	0.1000	08/30/28	1,815,200
57,000	Morgan Stanley(c)	6*(USISDA30- USISDA02)	0.0001	04/30/30	39,900
254,000	Morgan Stanley(c)	5*(USISDA30- USISDA02)	0.0001	09/30/30	175,260
161,000	Morgan Stanley(c)	5*(USISDA30- USISDA02)	0.0000	10/30/30	111,090
266,000	Morgan Stanley(c)	5*(USISDA30- USISDA02)	0.0000	11/30/30	183,540
302,000	Morgan Stanley(c)	4*(USISDA30- USISDA02)	1.3480	04/30/34	196,300
					22,368,098
	INSURANCE — 1.6%
10,200,000	AmTrust Financial Services, Inc.		6.1250	08/15/23	9,944,417
1,588,001	Atlas Financial Holdings, Inc.		7.2500	04/27/27	1,263,104
3,750,000	ATLAS FINANCIAL HOLDINGS, INC.		12.0000	06/30/24	3,750,000
					14,957,521
	MACHINERY — 0.0%(a)
2,500,000	Briggs & Stratton Corporation(g)		6.8750	12/15/20	26,563

	METALS & MINING — 2.5%
17,477,000	Alliance Resource Operating Partners, L.P. /(b)		7.5000	05/01/25	17,169,492
208,720	Ramaco Resources, Inc.		9.0000	07/30/26	5,339,058
					22,508,550
	OIL & GAS PRODUCERS — 4.2%
17,109,000	Talos Production, Inc.		12.0000	01/15/26	18,216,209
19,967,000	W&T Offshore, Inc.(b)		9.7500	11/01/23	19,822,576
					38,038,785
	REAL ESTATE INVESTMENT TRUSTS — 0.7%
53,809	Gladstone Land Corporation		5.0000	01/31/26	1,298,949
210,500	HC Government Realty Trust, Inc.(b)		7.0000	08/14/27	5,262,500
					6,561,449

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.5% (Continued)
	REAL ESTATE SERVICES — 0.5%
5,000,000	Carrington HLDG Company LLC(b)		8.0000	01/01/26	$4,613,630

	SOFTWARE — 1.3%
8,000,000	Blast Motion, Inc.(b)		5.5000	02/15/25	8,000,000
201,099	Synchronoss Technologies, Inc.		8.3750	06/30/26	3,824,903
					11,824,903
	SPECIALTY FINANCE — 10.4%
9,000,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	8,577,270
1,500,000	Broadmark Realty Capital, Inc.(b)		5.0000	11/15/26	1,264,286
1,000,000	Dakota Financial, LLC(b)		5.0000	09/30/26	857,430
2,000,000	First Help Financial, LLC(b)		6.0000	11/15/26	1,816,699
4,000,000	InvestCo, LLC / Preston Ventures, LLC / LS(b)		5.1250	08/13/26	3,550,286
3,250,000	Medallion Financial Corporation B(b)		7.2500	02/26/26	3,193,125
4,000,000	National Funding, Inc.(b)		5.7500	08/31/26	3,613,234
13,845,000	Nexpoint Real Estate Finance, Inc.		5.7500	05/01/26	12,834,869
5,000,000	OWS Cre Funding I, LLC(b),(c)	US0001M + 4.900%	8.0280	09/15/23	4,982,295
5,000,000	PDOF MSN Issuer, LLC(b)(c)	SOFRRATE + 4.500%	7.5500	03/01/25	4,914,207
100,201	Ready Capital Corporation		6.2000	07/30/26	2,254,523
1,287,648	Ready Capital Corporation		5.7500	02/15/26	28,135,109
2,000,000	Regent Capital Corporation(b)		6.0000	12/28/26	1,816,267
20,000	Sachem Capital Corporation		6.0000	03/30/27	395,940
143,336	Sachem Capital Corporation		6.0000	12/30/26	2,830,886
20,000	Sachem Capital Corporation		11.2890	09/30/27	406,000
60,680	Sachem Capital Corporation		7.1250	06/30/24	1,474,524
77,468	Sachem Capital Corporation		6.8750	12/30/24	1,807,328
81,828	Sachem Capital Corporation		7.7500	09/30/25	1,865,678
3,000,000	Synergy One Lending, Inc.(b)		5.5000	10/14/26	2,672,577
3,000,000	X-Caliber Funding, LLC(b)		5.0000	09/24/24	2,654,510
2,000,000	X-Caliber Funding, LLC(b),(c)	US0001M + 3.000%	6.1280	10/01/24	1,940,306
2,000,000	X-Caliber Funding, LLC(b)		5.0000	03/01/25	1,868,796
					95,726,145
	WHOLESALE - CONSUMER STAPLES — 0.4%
3,900,000	Cooks Venture, Inc.(b)		5.5000	01/15/25	3,909,750

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	CORPORATE BONDS — 55.5% (Continued)
	TOTAL CORPORATE BONDS (Cost $544,946,032)	508,118,668

	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
11,063,889	First American Government Obligations Fund Class X, 2.91% (Cost $11,063,889)(h)	$11,063,889

	TOTAL INVESTMENTS – 99.8% (Cost $963,025,739)	$912,247,537
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	2,177,994
	NET ASSETS - 100.0%	$914,425,531

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate 1 Month

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Percentage rounds to less than 0.1%.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2022 the total market value of 144A securities is 436,854,138 or 48.0% of net assets.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2022.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2022.

(f)	Interest only securities.

(g)	Represents issuer in default on interest payments; non-income producing security.

(h)	Rate disclosed is the seven day effective yield as of October 31, 2022.

(i)	Affiliated issuer.

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.8%
	CLO — 26.0%
1,000,000	Ammc Clo Ltd. Series 2016-19A E(a),(b)	US0003M + 7.000%	11.0790	10/15/28	$980,000
400,000	Anchorage Capital Clo Ltd. Series 2019-11A E(a),(b)	US0003M + 7.050%	11.3750	07/22/32	326,567
1,200,000	Apres Static CLO Ltd. Series 2019-1A DR(a),(b)	US0003M + 7.760%	11.8390	10/15/28	1,197,000
1,000,000	Gallatin CLO VIII Ltd. Series 2017-1A ER(a),(b)	US0003M + 6.920%	10.9990	07/15/31	880,000
1,000,000	KKR CLO Ltd. Series 13 ER(a),(b)	US0003M + 4.950%	9.0290	01/16/28	960,000
1,200,000	OZLM XII Ltd. Series 2015-12A D(a),(b)	US0003M + 5.400%	9.8150	04/30/27	1,168,008
1,000,000	Symphony CLO XIV Ltd. Series 2014-14A E(a),(b)	US0003M + 4.600%	8.6110	07/14/26	970,000
					6,481,575
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
1,008,820	Cascade Funding Mortgage Trust Series 2022-AB2 M3(a),(c)		2.0000	02/25/52	716,258

	NON AGENCY CMBS — 60.2%
196,000	BX Commercial Mortgage Trust Series 2019-IMC G(a),(b)	US0001M + 3.600%	7.0120	04/15/34	180,735
1,000,000	Capital Funding Mortgage Trust Series 2021-19 B(a),(b)	US0001M + 15.210%	18.3400	11/06/23	986,952
750,000	Capital Funding Mortgage Trust Series 2021-21 B(a),(b)	US0001M + 12.250%	15.3780	11/15/23	737,181
1,200,000	Capital Funding Mortgage Trust Series 2022-P01 B(a),(b)	TSFR1M + 13.700%	16.7420	06/20/24	1,167,746
458,952	Capital Funding Mortgage Trust Series 2022-27 B(a),(b)	TSFR1M + 9.910%	12.9300	02/11/25	441,279
1,200,000	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(b)	TSFR1M + 9.500%	12.5200	03/01/25	1,173,748
1,200,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF03 B(a),(b)	TSFR1M + 9.380%	12.4000	04/01/25	1,173,771
1,200,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF05 B(a),(b)	TSFR1M + 10.420%	13.4620	05/15/25	1,185,921
1,000,000	COMM Mortgage Trust Series 2012-CR5 F(a),(c)		4.3580	12/10/45	801,408
4,736,574	CSMC Trust Series 2016-NXSR XA(c),(d)		0.7090	12/15/49	105,033
2,609,129	GS Mortgage Securities Corporation II Series 2018-SRP5 C(a),(b)	US0001M + 4.250%	7.6620	09/15/31	1,043,955
12,824,455	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 XA(c),(d)		0.8090	11/15/47	171,848
43,082,003	JPMBB Commercial Mortgage Securities Trust Series 2015-C28(c),(d)		0.9830	10/15/48	675,922
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 D(a),(c)		4.1040	05/15/46	898,036
3,890,462	Wells Fargo Commercial Mortgage Trust Series 2015-LC22 XA(c),(d)		0.7690	09/15/58	67,726
593,513	WFRBS Commercial Mortgage Trust Series 2012-C9 D(a),(c)		4.7700	11/15/45	583,423
1,000,000	WFRBS Commercial Mortgage Trust Series 2012-C9 E(a),(c)		4.7700	11/15/45	965,210
38,527,403	WFRBS Commercial Mortgage Trust Series 2014-C20 XA(c),(d)		0.8990	05/15/47	389,562
25,090,253	WFRBS Commercial Mortgage Trust Series 2014-C21 XA(c),(d)		1.0090	08/15/47	355,602
1,000,000	XCALI Mortgage Trust Series 2020-5 B1(a),(b)	US0001M + 8.250%	11.3780	10/15/23	982,245

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.8% (Continued)
	NON AGENCY CMBS — 60.2% (Continued)
471,250	XCALI Mortgage Trust Series 2021-10 B1(a),(b)	US0001M + 8.000%	11.1280	05/26/24	$459,220
500,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(b)	US0001M + 6.000%	9.1280	01/06/26	472,752
					15,019,275
	RESIDENTIAL MORTGAGE — 3.7%
1,000,000	VCAT, LLC Series 2021-NPL1 A2(a),(e)		4.8260	12/26/50	942,800

	TOTAL ASSET BACKED SECURITIES (Cost $23,489,206)				23,159,908

	CORPORATE BONDS — 5.8%
	SPECIALTY FINANCE — 5.8%
500,000	X-Caliber Funding, LLC(a)		11.0000	09/24/24	482,047
1,000,000	X-Caliber Funding, LLC(a)		11.0000	03/01/25	964,075
	TOTAL CORPORATE BONDS (Cost $1,499,618)				1,446,122

Shares
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
47,215	First American Government Obligations Fund Class X, 2.91% (Cost $47,215)(f)				47,215

	TOTAL INVESTMENTS – 98.8% (Cost $25,036,039)				$24,653,245
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%				293,849
	NET ASSETS - 100.0%				$24,947,094

CMBS	- Commercial Mortgage-Backed Securities

CLO	- Collateralized Loan Obligations

LLC	- Limited Liability Company

LTD	- Limited Company

TSFR1M	Term Secured Overnight Financing Rate 1 Month

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2022 the total market value of 144A securities is 22,840,337 or 92.3% of net assets. Variable rate security;

(b)	the rate shown represents the rate on October 31, 2022.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Interest only securities.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2022.

(f)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes which are an integral part of these financial statements.

Holbrook Funds
Statement of Assets and Liabilities (Unaudited)
October 31, 2022

		Holbrook Structured
	Holbrook Income Fund	Income Fund
ASSETS
Investment securities:
At cost	$963,025,739	$25,036,039
At fair value	$912,247,537	$24,653,245
Dividends and Interest receivable	7,128,184	270,863
Receivable for Fund shares sold	1,059,581	—
Receivable for securities sold	1,245,209	—
Prepaid expenses and other assets	113,490	55,267
TOTAL ASSETS	921,794,001	24,979,375

LIABILITIES
Payable for securities purchased	$3,980,962	$—
Payable for Fund shares redeemed	1,430,151	—
Dividends payable	1,145,180	—
Investment advisory fees payable	601,087	4,985
Distribution (12b-1) fees payable	56,637	81
Payable to related parties	58,154	13,692
Accrued expenses and other liabilities	96,299	13,523
TOTAL LIABILITIES	7,368,470	32,281
NET ASSETS	$914,425,531	$24,947,094

NET ASSETS CONSIST OF:
Paid in capital	$973,623,382	$25,260,108
Accumulated losses	(59,197,851)	(313,014)
NET ASSETS	$914,425,531	$24,947,094

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$774,484,727	$24,570,778
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	79,116,595	2,489,601
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.79	$9.87

Investor Class Shares:
Net Assets	$122,731,551	$6,068
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	12,488,113	615
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.83	$9.87

Class A Shares:
Net Assets	$17,209,253	$370,248
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,757,921	37,527
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.79	$9.87
Maximum offering price per share (net asset value plus maximum sales charge of 1.25% and 2.25%, respectively)	$9.91	$10.10

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statement of Operations (Unaudited)
For the Year Ended October 31, 2022

		Holbrook Structured
	Holbrook Income Fund	Income Fund (1)
INVESTMENT INCOME
Interest	$17,413,895	$1,058,570
Dividend	8,223,349	—
TOTAL INVESTMENT INCOME	25,637,244	1,058,570

EXPENSES
Investment advisory fees	3,277,851	108,532
Distribution (12b-1) fees:
Investor Class	297,750	6
Class A	17,809	152
Administrative services fees	289,715	24,209
Third party Administration servicing fees	438,790	3,600
Transfer agent fees	119,574	28,619
Registration fees	81,087	7,266
Accounting services fees	55,794	15,736
Legal fees	17,616	22,603
Custodian fees	39,160	2,367
Printing and postage expenses	34,167	7,398
Compliance officer fees	16,610	6,433
Audit fees	12,020	9,715
Trustees fees and expenses	6,554	6,412
Insurance expense	13,361	1,055
Other expenses	22,080	2,178
TOTAL EXPENSES	4,739,938	246,281

Less: Expense voluntarily waived by the Advisor	(86,078)	—
Less: Fees waived by Advisor	—	(82,362)

NET EXPENSES	4,653,860	163,919

NET INVESTMENT INCOME	20,983,384	894,651

REALIZED AND UNREALIZED GAIN /(LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(4,852,424)	69,780
Realized gain (loss) on investments	(4,852,424)	69,780
Net change in unrealized depreciation on:
Investments	(35,845,437)	(382,794)
Unrealized depreciation on investments	(35,845,437)	(382,794)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(40,697,861)	(313,014)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,714,477)	$581,637

(1)	Holbrook Structured Income commenced investment operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Changes in Net Assets

			Holbrook Structured
	Holbrook Income Fund		Income Fund (1)
	For the	For the	For the
	Six Months Ended	Year Ended	Period Ended
	October 31, 2022	April 30, 2022	October 31, 2022
FROM OPERATIONS	(Unaudited)		(Unaudited)
Net investment income	$20,983,384	$24,247,739	$894,651
Net realized gain (loss) from investments	(4,852,424)	1,968,340	69,780
Unrealized depreciation from investments	(35,845,437)	(25,179,014)	(382,794)
Net increase (decrease) in net assets resulting from operations	(19,714,477)	1,037,065	581,637

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class I	—	(668,236)	—
Investor Class	—	(140,640)	—
Class A(2)	—	(8,311)	—
Total Distributions paid:
Class I	(17,465,381)	(22,260,745)	(888,784)
Investor Class	(2,746,238)	(4,161,291)	(118)
Class A(2)	(348,984)	(210,114)	(5,749)
Net decrease in net assets resulting from distributions to shareholders	(20,560,603)	(27,449,337)	(894,651)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	320,542,903	549,615,625	23,991,107
Investor Class	31,145,514	90,889,737	6,010
Class A(2)	7,171,139	14,094,880	368,340
Net asset value of shares issued in reinvestment of distributions:
Class I	13,383,760	18,940,021	888,784
Investor Class	2,707,757	4,175,184	118
Class A(2)	269,728	181,840	5,749
Payments for shares redeemed:
Class I	(132,478,988)	(207,225,324)	—
Investor Class	(20,072,840)	(44,640,879)	—
Class A(2)	(1,544,293)	(1,893,032)	—
Net increase in net assets from shares of beneficial interest	221,124,680	424,138,052	25,260,108

TOTAL INCREASE IN NET ASSETS	180,849,600	397,725,780	24,947,094

NET ASSETS
Beginning of Period	733,575,931	335,850,151	—
End of Period	$914,425,531	$733,575,931	$24,947,094

SHARE ACTIVITY
Class I:
Shares Sold	31,899,077	51,992,257	2,400,001
Shares Reinvested	1,340,562	1,797,308	89,600
Shares Redeemed	(13,199,254)	(19,759,142)	—
Net increase in shares of beneficial interest outstanding	20,040,385	34,030,423	2,489,601

Investor Class:
Shares Sold	3,087,514	8,521,005	603
Shares Reinvested	270,048	394,438	12
Shares Redeemed	(1,996,973)	(4,204,292)	—
Net increase in shares of beneficial interest outstanding	1,360,589	4,711,151	615

Class A(2):
Shares Sold	713,037	1,336,941	36,946
Shares Reinvested	27,030	17,411	581
Shares Redeemed	(153,562)	(182,936)	—
Net increase in shares of beneficial interest outstanding	586,505	1,171,416	37,527

(1)	Holbrook Structured Income commenced investment operations on May 2, 2022.

(2)	Class A commenced investment operations on July 23, 2021.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	October 31, 2022		April 30, 2022	April 30, 2021		April 30, 2020		April 30, 2019		April 30, 2018
	(Unaudited)
Net asset value, beginning of period	$10.27		$10.67	$8.91		$10.13		$10.18		$10.15
Activity from investment operations:
Net investment income (1)	0.26		0.45	0.51		0.37		0.38		0.41
Net realized and unrealized gain (loss) on investments	(0.49)		(0.34)	1.86		(1.20)		(0.01)		(0.02) (6)
Total from investment operations	(0.23)		0.11	2.37		(0.83)		0.37		0.39
Less distributions from:
Net investment income	(0.25)		(0.49)	(0.61)		(0.39)		(0.39)		(0.36)
Net realized gains	—		(0.01)	—		—		(0.03)		(0.00	)*
Return of Capital	—		(0.01)	—		—		—		—
Total distributions	(0.25)		(0.51)	(0.61)		(0.39)		(0.42)		(0.36)
Net asset value, end of period	$9.79		$10.27	$10.67		$8.91		$10.13		$10.18
Total return (2)	(2.24	)% (10)	0.92%	27.10	% (7)	(8.45	)% (7)	3.66%		4.00%
Net assets, at end of period (000s)	$774,485		$606,759	$267,123		$97,721		$40,723		$13,956
Ratio of gross expenses to average net assets (3)	1.06	% (9)	1.09%	1.13%		1.16	% (2,4)	1.66	% (2)	4.39	% (2)
Ratio of net expenses to average net assets	1.06	% (9)	1.09%	1.28	% (8)	1.30	% (4,8)	1.30%		1.30%
Ratio of net investment income to average net assets	5.22	% (9)	4.28%	4.98%		3.76	% (4,5)	3.78%		4.02%
Portfolio Turnover Rate	21	% (10)	70%	74%		106%		78%		138%

	Investor Class
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	October 31, 2022		April 30, 2022	April 30, 2021		April 30, 2020		April 30, 2019		April 30, 2018
	(Unaudited)
Net asset value, beginning of period	$10.32		$10.71	$8.92		$10.13		$10.19		$10.15
Activity from investment operations:
Net investment income (1)	0.24		0.40	0.46		0.33		0.33		0.34
Net realized and unrealized gain (loss) on investments	(0.50)		(0.33)	1.85		(1.20)		(0.02)		0.01
Total from investment operations	(0.26)		0.07	2.31		(0.87)		0.31		0.35
Less distributions from:
Net investment income	(0.23)		(0.44)	(0.52)		(0.34)		(0.34)		(0.31)
Net realized gains	—		(0.01)	—		—		(0.03)		(0.00	) *
Return of Capital	—		(0.01)	—		—		—		—
Total distributions	(0.23)		(0.46)	(0.52)		(0.34)		(0.37)		(0.31)
Net asset value, end of period	$9.83		$10.32	$10.71		$8.92		$10.13		$10.19
Total return (2)	(2.52	)% (10)	0.52%	26.37%		(8.81)%		3.05%		3.53%
Net assets, at end of period (000s)	$122,732		$114,783	$68,727		$22,184		$6,166		$158
Ratio of gross expenses to average net assets (3)	1.56	% (9)	1.59%	1.63%		1.66	% (4)	2.16%		4.89%
Ratio of net expenses to average net assets	1.56	% (9)	1.59%	1.78	% (8)	1.80	% (4,8)	1.80%		1.80%
Ratio of net investment income to average net assets	4.68	% (9)	3.77%	4.50%		3.38	% (4,5)	3.23%		3.30%
Portfolio Turnover Rate	21	% (10)	70%	74%		106%		78%		138%

(1)	The net investment income per share data was determined using the average shares outstanding throughout each period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Does not include expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(6)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods. * Per share amount represents less than $0.01 per share.

(9)	Annualized

(10)	Not Annualized

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A
	Six Months Ended		Period Ended
	October 31, 2022		April 30, 2022 (1)
	(unaudited)
Net asset value, beginning of period	$10.27		$10.68
Activity from investment operations:
Net investment income (2)	0.25		0.34
Net realized and unrealized (loss) on investments	(0.49)		(0.42)
Total from investment operations	(0.24)		(0.08)
Less distributions from:
Net investment income	(0.24)		(0.31)
Net realized gains	—		(0.01)
Return of capital	—		(0.01)
Total distributions	(0.24)		(0.33)
Net asset value, end of period	$9.79		$10.27
Total return (3)	(2.35	)% (4)	(0.84	)% (4)
Net assets, at end of period (000s)	$17,209		$12,034
Ratio of net expenses to average net assets	1.31	% (5)	1.36	% (5)
Ratio of net investment income to average net assets	4.99	% (5)	4.21	% (5)
Portfolio Turnover Rate	21	% (4)	70	% (4)

(1)	Class A commenced investment operations on July 23, 2021.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(4)	Not Annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Holbrook Structured Income Fund (1)
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I		Investor Class		Class A
	Period Ended		Period Ended		Period Ended
	October 31, 2022		October 31, 2022		October 31, 2022
	(unaudited)		(unaudited)		(unaudited)
Net asset value, beginning of period	$10.00		$10.00		$10.00
Activity from investment operations:
Net investment income (2)	0.41		0.39		0.40
Net realized and unrealized gain (loss) on investments	(0.14)		(0.14)		(0.14)
Total from investment operations	0.27		0.25		0.26
Less distributions from:
Net investment income	(0.40)		(0.38)		(0.39)
Total distributions	(0.40)		(0.38)		(0.39)
Net asset value, end of period	$9.87		$9.87		$9.87
Total return (3)	2.72	% (5)	2.56	% (5)	2.62	% (5)
Net assets, at end of period (000s)	$24,571		$6		$370
Ratio of gross expenses to average net assets (4)	2.25	% (6)	2.79	% (6)	2.54	% (6)
Ratio of net expenses to average net assets	1.50	% (6)	2.00	% (6)	1.75	% (6)
Ratio of net investment income to average net assets	8.17	% (6)	7.67	% (6)	7.92	% (6)
Portfolio Turnover Rate	20	% (5)	20	% (5)	20	% (5)

(1)	Holbrook Structured Income commenced investment operations on May 2, 2022.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Not annualized

(6)	Annualized

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Notes to Financial Statements (Unaudited)
October 31, 2022

1.	ORGANIZATION

The Holbrook Income Fund and the Holbrook Structured Income Fund, each a “Fund” and collectively, the “Funds” are each a diversified series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Holbrook Income Fund Class I and Investor Class shares commenced investment operations on July 6, 2016. Class A shares commenced investment operations on July 23, 2021. The Holbrook Structured Income Fund Class I, Investor Class and Class A shares commenced investment operations on May 2, 2022. The investment objective of each Fund is as follows:

Fund Name	Investment Objective
Holbrook Income Fund	Current income
Holbrook Structured Income Fund	Current income and the opportunity for capital appreciation to produce a total return

The Funds offer Class I, Investor Class and Class A shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 1.25% and 2.25% for Holbrook Income Fund and Holbrook Structured Income Fund, respectively. All other classes of shares are sold at net asset value without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees and have a higher minimum initial investment than the Investor Class and Class A shares. Each share class represents an interest in the same assets of that Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short -term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has delegated to the

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2022, for the Funds’ assets and liabilities measured at fair value:

Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$24,379,037	$—	$—	$24,379,037
Preferred Stock	11,450,387	19,250,600	—	30,700,987
Asset Backed Securities	—	337,984,956	—	337,984,956
Corporate Bonds	197,579,692	310,538,976	—	508,118,668
Short-Term Investments	11,063,889	—	—	11,063,889
Total Assets	$220,093,968	$667,774,532	$—	$912,247,537

Structured Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	—	23,159,908	—	$23,159,908
Corporate Bonds	—	1,446,122	—	1,446,122
Short-Term Investments	47,215	—	—	47,215
Total Assets	$47,215	$24,606,030	$—	$24,653,245

*	Refer to the Schedule of Investments for classifications.

The Funds did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken for open tax years 2020-2022 for the Holbrook Income Fund or expected to be taken in each Fund’s April 30, 2023 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where such funds makes significant investments; however, each Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations. As of October 31, 2022, the Funds did not incur any interest or penalties.

3.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. The Funds’ prospectus and statement of additional information include further information regarding the of risks associated with the Funds’ investments which include, but are not limited to:

Holbrook Structured Income Fund: Collateralized Loan Obligations Risk, Concentration in Certain Mortgage-Backed Securities Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Emerging Markets Risk, Extension Risk, Fixed Income Securities Risk, Floating or Variable Rate Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Risk, Illiquid Investments Risks, Industry Concentration Risk, Interest Rate Risk, LIBOR Risk, Liquidity Risk, Management Risk, Market Risk, Market Events Risk, Mezzanine Securities Risk, Mortgage-Backed and Asset-Backed Securities Risk, New Fund Risk, Portfolio Turnover Risk, Prepayment Risk, Rating Agencies Risks, Residential Loans and Mortgages Risk, Sector Risk, Structured Products Risk, Treasury Inflation Protected Securities Risk, Unrated Securities Risks, U.S. Government Securities Risk, Valuation Risk and Volatility Risk.

Holbrook Income Fund: Baby Bond Risk, Business Development Company (“BDC”) Risk, Closed End Fund Risk, Collateralized Loan Obligations Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Financial Services Sector Risk, Fixed Income Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Risk, Industry Concentration Risk, Investment Companies and Exchange- Traded Funds (“ETFs”) Risk, LIBOR Risk, Liquidity Risk, Management Risk, Market Risk, Market Events Risk, Portfolio Turnover Risk, Preferred Stock Risk, Quantitative Investing Risk, Treasury Inflation Protected Securities Risk, Underlying Fund Risk, U.S. Government Securities Risk, Valuation Risk and Volatility Risk.

Baby Bonds Risk – The primary risk associated with Holbrook Income Fund’s investments in baby bonds is that the issuer or insurer of a baby bond may default on principal and/or interest payments when due on the baby bond. Such a default would have the effect of lessening the income generated by the Fund and/or the value of the baby bonds. Baby bonds are also subject to typical credit ratings risks associated with other fixed-income instruments. Baby bond securities are classified as Corporate Bonds on the Schedule of Investments.

Collateralized Loan Obligations Risk – The Funds are subject to certain risks as a result of its investments in CLOs. The CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. The experience of a CLO manager plays an important role in the rating and risk assessment of CLO debt securities. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Funds will have no control. The Funds may be

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Funds and the ability of the Funds to execute its investment strategy. CLO debt securities are limited recourse obligations of their issuers. CLO investors must rely solely on distributions from the underlying assets for payments on the CLO debt they hold. CLO debt is not guaranteed by the issuer or any other party. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the reinvestment period could adversely affect a CLO investment.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Funds invest in fixed income securities or derivatives, the value of your investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Funds. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

LIBOR Risk – The Funds may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”).

The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced its intention to cease its active encouragement of banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publication of certain LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of the remaining LIBOR settings on a representative basis after June 30, 2023. The U.S. Federal Reserve has begun publishing Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace U.S. dollar LIBOR. The unavailability of LIBOR presents risks to the Funds, including the risk that any pricing or adjustments to the Funds’ investments resulting from a substitute or alternate reference rate may adversely affect the Funds’ performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, including any negative effects on the Funds’ liquidity and valuation of the Funds’ investments, issuers of instruments in which the Fund invests and financial markets generally.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events effect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and its investments and could result

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

in decreases to the Funds’ net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Funds’ performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. The value of preferred stocks will usually react more strongly than bonds and other debt securities to actual or perceived changes in issuer’s financial condition or prospects and may be less liquid than common stocks.

Structured Products Risk – The Funds may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR or an alternative reference rate and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Funds may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR or an alternative reference rate.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

4.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2022, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Holbrook Income Fund	$387,715,021	$169,930,223
Holbrook Structured Income Fund	28,749,886	3,782,588

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Holbrook Holdings, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly based on average daily net assets as shown in the table below.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “Waiver Agreement”), until at least September 1, 2023, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front -end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses (such as litigation)) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets and is subject to possible recoupment (or recapture) from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment (or recapture) can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and within three years of such waiver or reimbursement, the Fund’s Operating Expenses are subsequently less than what is shown in the table below of average daily net assets, the Advisor shall be entitled to recoupment or recapture from the Fund for such waived fees or reimbursed expenses provided that such recoupment (or recapture) does not cause the Fund’s expenses to exceed what is shown in the table below of average daily net assets. If Fund Operating Expenses attributable to Class I, Investor Class and Class A shares subsequently exceed what is shown in the table below per annum of the average daily net assets, the recoupment (or recapture) shall be suspended. During the period ended October 31, 2022, the Advisor waived the expenses in the table below.

						Managament
						Fee Waived/
	Investment	Expenses Limitation				Expenses Reimbursed	Affiliated
Fund	Advisory Fee	Cl I	Cl INV	Cl A	Expires	YTD 10/31/2022	Fees Waived
Holbrook Income Fund	0.80%	1.30%	1.80%	1.55%	9/1/2023	$—	$(86,078)
Holbrook Structured Income Fund	1.00%	1.50%	2.00%	1.75%	9/1/2023	(82,362)

The Holbrook Income Fund is invested in the Holbrook Structured Income Fund. The Advisor is waiving its investment advisory fee on the daily net assets of Holbrook Income Fund that are invested in the Holbrook Structured Income Fund, these fee waivers are not recapturable by the Advisor.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual of 0.50% of its average daily net assets for Class A and the Investor Class. Currently, the Funds’ Trustees have set the

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

12b-1 fee level at 0.25% for the Funds’ Class A shares. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. For the period ended October 31, 2022, pursuant to the Plan, the fund paid the following 12b-1 fees:

Fund	Class A	Class Inv
Holbrook Income Fund	$17,809	$297,750
Holbrook Structured Income Fund	152	6

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I, Investor Class and Class A shares. For the period ended October 31, 2022, the Distributor received the following:

Fund	Class I	Class Inv	Class A
Holbrook Income Fund	$—	$—	$76,483
Holbrook Structured Income Fund	—	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Funds Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separated servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	AFFILATED INVESTMENTS

Investments which were affiliates of the Funds as of October 31, 2022 are noted in the Portfolios of Investments. A summary of the investment in the affiliated investment; Holbrook Income Fund, which is managed by the Advisor, is detailed below:

	Value at			Shares at		Realized	Value at	Unrealized
Affiliated Holding	4/30/22	Purchases	Sales	4/30/22	Income	Gain/Loss	10/31/2022	Gain/Loss
Holbrook Structured
Income Fund	$—	24,686,447	—	—	—	—	$24,379,037	(307,410)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Income Fund	$963,418,398	$3,206,922	$(54,377,781)	$(51,170,859)
Structured Income Fund	$25,036,039	$115,467	$(498,261)	$(382,794)

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended April 30, 2022 and April 30, 2021 for Holbrook Income Fund was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2022	April 30, 2021
Ordinary Income	$23,891,898	$10,346,421
Long-Term Capital Gain	1,435,199	—
Return of Capital	817,187	—
	$26,144,284	$10,346,421

As of April 30, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(2,641,208)	$—	$(622,048)	$(15,659,515)	$(18,922,771)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, contingent debt payment instruments, deemed dividend distributions, trust preferred securities, partnerships and adjustments for accrued dividends payable.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,641,208.

At April 30, 2022, the Fund utilized capital loss carry forwards of $1,850,839 to offset current fiscal year ended net capital gains.

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$1,850,839

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2022, the shareholders that own 25% or more of the voting securities are as follows:

		Structured
Owner	Income Fund	Income Fund
Charles Schwab & Co., Inc.	45%
National Financial Services LLC	29%
Holbrook Income Fund		98%

10.	NEW REGULATORY UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact if any, of applying this ASU.

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Holbrook Funds
Supplemental Information (Unaudited) (Continued)
October 31, 2022

Approval of Advisory Agreement

Holbrook Structured Income Fund

At a meeting held on February 2, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between Holbrook Holdings, LLC (“Holbrook” or the “Adviser”) and the Trust, on behalf of the Holbrook Structured Income Fund (“the Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by Holbrook; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s proposed advisory fees and estimated overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Holbrook. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services to be provided by the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser related to the Advisory Agreement with respect to the Holbrook Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that will perform services for the Fund and their background and experience; a review of the financial condition of the Adviser; information regarding risk management processes and liquidity management; the compliance policies and procedures of the Adviser, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); the Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the estimated fees and expenses of the Holbrook Fund as compared to those of peer groups of other registered investment companies with similar investment strategies as selected by Broadridge (the “Peer Group”). The Board also considered information and discussion with the Adviser with respect to various factors pursuant to Rule 22e-4 of the 1940 Act, including the investment strategy relative to the type of fund structure.

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and findings by the CCO that the Adviser’s policies and procedures were reasonably designed to ensure compliance with federal

Holbrook Funds
Supplemental Information (Unaudited) (Continued)
October 31, 2022

securities laws. The Board noted no significant disruption or impact to services to the Adviser as a result of the COVID-19 pandemic. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Holbrook Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks.

In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of the Adviser’s management and the quality of the performance of its duties. The Board concluded that the management of the Adviser had the skills, experience and sophistication necessary to perform their duties and that the nature, quality and extent of the services provided by the Adviser with respect to the Fund were anticipated to be satisfactory and reliable.

Performance.

The Board noted that the Adviser did not currently manage a comparable fund or managed account with a performance track record for comparison. The Adviser provided the performance of the other Fund it manages, the Holbrook Income Fund. The Board considered that the Adviser’s other Fund is also an actively managed fixed income fund and considered that the Holbrook Income Fund has both outperformed its benchmark since inception and is currently highly-ranked among its peers of short-term fixed income funds and outperforming the majority of its peers. The Board noted that it was familiar with the capabilities of the Adviser and expected the Adviser to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. Regarding the costs of the services provided by the Adviser, the Board considered, among other expense data, a comparison prepared by Broadridge of the Fund’s proposed advisory fee and estimated annual operating expenses compared to the advisory fee and expenses of the funds in its Peer Group and Morningstar category (Nontraditional Bond), as well as compared to a peer group selected by the Adviser. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategy of the Fund relative to its peers, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the Fund.

The Board noted that the peer group in the Adviser’s 15(c) response was in the Adviser’s view carefully selected by the Adviser to most closely approximate the viable peers of the Holbrook Fund and was selected independently of and before that of the Peer Group.

The Board noted that the Holbrook Fund’s proposed advisory fee of 1.00% was higher than the Morningstar Category and Peer Group average, but not the highest among the funds within the peer group. The Board noted that the proposed advisory fee is below the average in the Adviser -selected peer group. The Board also noted that the net expense ratio of 1.50% was higher than the median of the Peer Group as well as the Morningstar category and median, but also not the highest. With respect to the peer group selected by the Adviser, the Board noted that the Holbrook Fund’s proposed advisory fee was marginally less than the mean of the peer group and the Holbrook Fund’s anticipated net expense ratio was within the range but not the highest. The Board also took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 1.50 % of the Holbrook Fund’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Holbrook Fund may invest, or extraordinary expenses such as litigation).

Based on the factors above, the Board concluded that the proposed advisory fee was not unreasonable.

Profitability. The Board considered the potential profitability of the Adviser and whether these potential profits would be reasonable in light of the services to be provided to the Holbrook Fund. The Board also considered and reviewed an estimated profitability analysis prepared by the Adviser and concluded that, based on the estimated

Holbrook Funds
Supplemental Information (Unaudited) (Continued)
October 31, 2022

costs of launching and managing the Holbrook Fund during its first year of operations, the anticipated profitability, if any, of the Adviser from its relationship with the Holbrook Fund did not appear to be excessive.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of the Holbrook Fund. The Board concluded that at current and projected asset levels for the initial term of the Advisory Agreement, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by each of the Adviser from their association with the Holbrook Fund. The Board noted that the Adviser believed it would not receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Holbrook Fund, although the Board noted that certain reputational benefits may result from the relationship. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreements with respect to the Holbrook Fund for an initial two-year term was in the best interests of the Holbrook Fund and its prospective shareholders.

In considering the approval of the Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Holbrook Funds
Expense Example (Unaudited)
October 31, 2022

As a shareholder of the Holbrook Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Funds’ expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Holbrook Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 30, 2022, through October 31,2022.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 4/30/2022	For the period	Value 10/31/2022	the Period*
Actual
Holbrook Income Fund - Class I	$1,000.00	1.06%	$977.60	$5.28
Holbrook Income Fund - Investor Class	1,000.00	1.56%	974.80	7.77
Holbrook Income Fund - Class A	1,000.00	1.31%	976.50	6.53
Holbrook Structured Income Fund - Class I**	1,000.00	1.50%	1,027.20	7.58
Holbrook Structured Income Fund - Investor Class**	1,000.00	2.00%	1,025.60	10.10
Holbrook Structured Income Fund - Class A**	1,000.00	1.75%	1,026.20	8.84

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 4/30/2022	For the period	Value 10/31/2022	the Period*
Hypothetical
Holbrook Income Fund - Class I	$1,000.00	1.06%	$1,019.86	$5.40
Holbrook Income Fund - Investor Class	1,000.00	1.56%	1,017.34	7.93
Holbrook Income Fund - Class A	1,000.00	1.31%	1,018.60	6.67
Holbrook Structured Income Fund - Class I**	1,000.00	1.50%	1,017.45	7.54
Holbrook Structured Income Fund - Investor Class**	1,000.00	2.00%	1,014.96	10.05
Holbrook Structured Income Fund - Class A**	1,000.00	1.75%	1,016.21	8.80

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Commenced operations on May 2, 2022, actual expenses are calculated from commencement date through October 31, 2022 (182) divided by the number of days in the fiscal year (365).

Holbrook Funds
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
October 31, 2022

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended October 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-345-8646.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Investment Advisor
Holbrook Holdings Inc
1032 Windy Elm Drive
Smyrna, GA 30082

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Holbrook-SAR22

ITEM 2. CODE OF ETHICS. Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to open-end investment companies.

ITEM 6. INVESTMENTS. - Schedule of investments in securities of unaffiliated issuers is included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable to open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: January 6, 2023